Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes recoverable [Abstract]
Taxes recoverable
Description	2017	2016

Corporate income tax (IRPJ)	56,342	50,636
Social contribution tax on net profit (CSLL)	16,743	9,846
Social security contribution tax (INSS)	19,669	30,029
Integration program (PIS) / Social security financing (COFINS)/Social contribution tax	9,259	3,203
Withholding income tax (IRRF)	16,946	10,425
PIS/COFINS recoverable on acquisition of assets	13,099	8,173
Other	21,953	9,922
Total	154,011	122,234
Current	101,870	117,782
Non-current	52,141	4,452